John Hancock
Multi-Asset High Income Fund
Quarterly portfolio holdings 11/30/2022

Fund’s investments
As of 11-30-22 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 0.5%					$621,755
(Cost $836,106)
Argentina 0.2%					211,439
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41		780,000	211,439
Bahrain 0.1%					175,416
Kingdom of Bahrain Bond (A)	5.450	09-16-32		200,000	175,416
Colombia 0.2%					234,900
Republic of Colombia Bond	6.125	01-18-41		300,000	234,900

Corporate bonds 55.8%					$68,383,872
(Cost $80,662,971)
Communication services 7.9%					9,717,126
Diversified telecommunication services 2.6%
British Telecommunications PLC	5.125	12-04-28		110,000	107,963
C&W Senior Financing DAC (A)	6.875	09-15-27		440,000	391,901
Cellnex Telecom SA	1.875	06-26-29	EUR	400,000	349,220
Connect Finco SARL (A)	6.750	10-01-26		300,000	283,500
IHS Holding, Ltd. (A)	6.250	11-29-28		210,000	161,700
Iliad Holding SASU (A)	5.125	10-15-26	EUR	125,000	124,763
Iliad Holding SASU (A)	6.500	10-15-26		315,000	299,642
Kenbourne Invest SA	4.700	01-22-28		200,000	145,007
Level 3 Financing, Inc. (A)	3.875	11-15-29		300,000	233,136
Level 3 Financing, Inc. (A)	4.250	07-01-28		210,000	164,428
PPF Telecom Group BV	3.125	03-27-26	EUR	325,000	313,748
Telesat Canada (A)	5.625	12-06-26		315,000	148,566
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28		260,000	185,900
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25		300,000	255,375
Zayo Group Holdings, Inc. (A)	6.125	03-01-28		130,000	70,525
Entertainment 0.4%
AMC Entertainment Holdings, Inc. (A)	10.000	06-15-26		230,000	85,953
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29		350,000	227,500
ROBLOX Corp. (A)	3.875	05-01-30		235,000	192,296
Interactive media and services 0.7%
Arches Buyer, Inc. (A)	6.125	12-01-28		284,000	228,220
Match Group Holdings II LLC (A)	4.125	08-01-30		270,000	225,450
TripAdvisor, Inc. (A)	7.000	07-15-25		390,000	385,171
Media 3.2%
Altice Financing SA (A)	4.250	08-15-29	EUR	100,000	85,720
Altice Financing SA (A)	5.750	08-15-29		255,000	208,529
Altice France Holding SA (A)	6.000	02-15-28		550,000	368,825
CCO Holdings LLC	4.500	05-01-32		400,000	330,106
CSC Holdings LLC (A)	6.500	02-01-29		200,000	182,264
DISH Network Corp. (A)	11.750	11-15-27		270,000	277,514
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		500,000	410,423
iHeartCommunications, Inc.	8.375	05-01-27		250,000	222,500
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		245,000	202,502
News Corp. (A)	5.125	02-15-32		111,000	101,754
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999%)	6.375	03-30-62		720,000	595,460
Radiate Holdco LLC (A)	6.500	09-15-28		400,000	215,880
Stagwell Global LLC (A)	5.625	08-15-29		240,000	205,800
2	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Townsquare Media, Inc. (A)	6.875	02-01-26		112,000	$103,903
Virgin Media Finance PLC (A)	5.000	07-15-30		400,000	332,840
VTR Comunicaciones SpA (A)	4.375	04-15-29		220,000	116,151
Wireless telecommunication services 1.0%
Millicom International Cellular SA (A)	6.250	03-25-29		373,500	353,541
SoftBank Group Corp.	5.125	09-19-27		265,000	229,656
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27		300,000	239,692
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	420,000	354,102
Consumer discretionary 8.4%					10,238,237
Automobiles 0.9%
Ford Motor Company	3.250	02-12-32		71,000	56,113
Ford Motor Company	5.291	12-08-46		400,000	316,012
Ford Motor Credit Company LLC	4.063	11-01-24		400,000	386,138
Nissan Motor Company, Ltd. (A)	3.522	09-17-25		370,000	342,793
Diversified consumer services 1.0%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26		325,000	310,244
King Talent Management, Ltd. (5.600% to 12-4-22, then 5 Year CMT + 3.521%) (B)	5.600	12-04-22		200,000	199,250
Sotheby’s (A)	7.375	10-15-27		300,000	292,199
Stena International SA (A)	6.125	02-01-25		400,000	371,863
Hotels, restaurants and leisure 5.3%
Affinity Gaming (A)	6.875	12-15-27		305,000	261,641
Allwyn International AS (A)	3.875	02-15-27	EUR	450,000	425,336
Carnival Corp. (A)	5.750	03-01-27		230,000	171,025
Carnival Corp. (A)	6.000	05-01-29		662,000	470,020
Carnival Corp. (A)	7.625	03-01-26		110,000	92,675
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28		200,000	208,240
CEC Entertainment LLC (A)	6.750	05-01-26		260,000	243,207
Choice Hotels International, Inc.	3.700	12-01-29		260,000	227,472
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		245,000	201,711
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29		370,000	320,394
International Game Technology PLC (A)	4.125	04-15-26		260,000	244,715
International Game Technology PLC (A)	5.250	01-15-29		240,000	226,015
MGM Resorts International	6.750	05-01-25		425,000	422,973
Mohegan Gaming & Entertainment (A)	8.000	02-01-26		490,000	460,086
New Red Finance, Inc. (A)	4.375	01-15-28		280,000	254,769
Resorts World Las Vegas LLC (A)	4.625	04-16-29		500,000	339,789
Resorts World Las Vegas LLC	4.625	04-16-29		200,000	135,916
Royal Caribbean Cruises, Ltd. (A)	9.250	01-15-29		270,000	276,415
Sands China, Ltd.	5.625	08-08-25		200,000	193,500
Studio City Company, Ltd. (A)	7.000	02-15-27		200,000	185,132
Travel + Leisure Company (A)	4.500	12-01-29		175,000	141,830
Travel + Leisure Company	6.600	10-01-25		130,000	127,725
Travel + Leisure Company (A)	6.625	07-31-26		280,000	274,357
Wynn Macau, Ltd.	4.875	10-01-24		200,000	188,000
Yum! Brands, Inc. (A)	4.750	01-15-30		420,000	384,300
Household durables 0.3%
KB Home	4.000	06-15-31		251,000	200,270
KB Home	7.250	07-15-30		80,000	76,364
TopBuild Corp. (A)	3.625	03-15-29		130,000	105,438
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail 0.6%
Meituan	2.125	10-28-25		200,000	$179,206
MercadoLibre, Inc.	3.125	01-14-31		400,000	299,428
Prosus NV (A)	2.031	08-03-32	EUR	170,000	121,716
Prosus NV (A)	3.832	02-08-51		200,000	119,759
Multiline retail 0.2%
Golden Eagle Retail Group, Ltd.	4.625	05-21-23		200,000	191,000
Macy’s Retail Holdings LLC (A)	5.875	03-15-30		25,000	22,563
Macy’s Retail Holdings LLC (A)	6.125	03-15-32		25,000	22,194
Specialty retail 0.1%
Group 1 Automotive, Inc. (A)	4.000	08-15-28		175,000	148,444
Consumer staples 1.8%					2,219,923
Food and staples retailing 0.1%
U.S. Foods, Inc. (A)	4.750	02-15-29		195,000	173,768
Food products 1.2%
Darling Ingredients, Inc. (A)	6.000	06-15-30		125,000	121,899
JBS USA LUX SA (A)	5.750	04-01-33		280,000	271,244
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30		228,000	201,639
MARB BondCo PLC (A)	3.950	01-29-31		215,000	166,561
Post Holdings, Inc. (A)	4.500	09-15-31		400,000	340,888
Ulker Biskuvi Sanayi AS (A)	6.950	10-30-25		505,000	401,475
Household products 0.4%
Edgewell Personal Care Company (A)	4.125	04-01-29		160,000	138,965
Edgewell Personal Care Company (A)	5.500	06-01-28		300,000	282,684
Personal products 0.1%
Oriflame Investment Holding PLC (A)	5.125	05-04-26		200,000	120,800
Energy 7.8%					9,512,121
Energy equipment and services 0.2%
Inkia Energy, Ltd. (A)	5.875	11-09-27		284,000	267,670
Oil, gas and consumable fuels 7.6%
Antero Midstream Partners LP (A)	5.375	06-15-29		190,000	175,275
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29		180,000	162,223
Cheniere Energy Partners LP	3.250	01-31-32		125,000	101,719
Cheniere Energy Partners LP	4.000	03-01-31		230,000	200,963
Cheniere Energy Partners LP	4.500	10-01-29		143,000	131,274
Delek Logistics Partners LP (A)	7.125	06-01-28		185,000	171,380
Ecopetrol SA	5.875	05-28-45		285,000	196,240
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83		625,000	610,998
Energean Israel Finance, Ltd. (A)	5.375	03-30-28		100,000	91,841
Energean Israel Finance, Ltd. (A)	5.875	03-30-31		190,000	169,496
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30		830,000	697,200
EQM Midstream Partners LP (A)	4.750	01-15-31		205,000	172,577
EQM Midstream Partners LP (A)	7.500	06-01-30		218,000	219,904
Genesis Energy LP	7.750	02-01-28		215,000	205,196
Greenko Solar Mauritius, Ltd.	5.950	07-29-26		200,000	180,100
Hess Midstream Operations LP (A)	5.500	10-15-30		50,000	45,832
HPCL-Mittal Energy, Ltd.	5.450	10-22-26		200,000	185,004
Indika Energy Capital IV Pte, Ltd.	8.250	10-22-25		300,000	294,405
Inversiones Latin America Power, Ltd. (A)	5.125	06-15-33		195,890	94,184
Leviathan Bond, Ltd. (A)	6.750	06-30-30		410,000	388,381
4	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		295,000	$244,335
Medco Bell Pte, Ltd.	6.375	01-30-27		400,000	355,315
MEG Energy Corp. (A)	5.875	02-01-29		87,000	82,563
MPLX LP	4.950	09-01-32		120,000	113,584
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23		525,000	518,795
New Fortress Energy, Inc. (A)	6.500	09-30-26		330,000	318,930
NuStar Logistics LP	6.375	10-01-30		235,000	218,550
Occidental Petroleum Corp.	6.375	09-01-28		135,000	137,835
Occidental Petroleum Corp.	6.625	09-01-30		135,000	140,837
Parkland Corp. (A)	5.875	07-15-27		350,000	335,619
Petroleos del Peru SA (A)	5.625	06-19-47		495,000	339,709
Petroleos Mexicanos	6.625	06-15-35		635,000	447,993
Petroleos Mexicanos	7.470	11-12-26	MXN	12,562,500	550,562
Southwestern Energy Company	4.750	02-01-32		95,000	83,057
Sunoco LP	4.500	04-30-30		132,000	114,525
Talos Production, Inc.	12.000	01-15-26		100,000	104,500
The Oil and Gas Holding Company BSCC (A)	7.500	10-25-27		450,000	449,487
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31		225,000	194,063
Financials 9.2%					11,333,530
Banks 6.0%
Axis Bank, Ltd. (4.100% to 9-8-26, then 5 Year CMT + 3.315%) (A)(B)	4.100	09-08-26		200,000	171,600
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)	6.100	03-17-25		650,000	633,828
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)	6.125	04-27-27		480,000	464,400
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29		550,000	518,375
Credit Agricole SA (4.750% to 3-23-29, then 5 Year CMT + 3.237%) (A)(B)	4.750	03-23-29		275,000	215,457
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25		385,000	391,128
Freedom Mortgage Corp. (A)	6.625	01-15-27		140,000	111,428
Freedom Mortgage Corp. (A)	8.250	04-15-25		139,000	123,916
HDFC Bank, Ltd. (3.700% to 8-25-26, then 5 Year CMT + 2.925%) (A)(B)	3.700	08-25-26		200,000	172,833
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25		440,000	413,978
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)	4.600	02-01-25		420,000	372,750
Nordea Bank ABP (3.750% to 3-1-29, then 5 Year CMT + 2.602%) (A)(B)	3.750	03-01-29		735,000	566,179
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30		400,000	314,040
SVB Financial Group (4.700% to 11-15-31, then 10 Year CMT + 3.064%) (B)	4.700	11-15-31		1,045,000	678,728
The Bank of East Asia, Ltd. (5.825% to 10-21-25, then 5 Year CMT + 5.527%) (B)	5.825	10-21-25		250,000	203,125
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		690,000	709,746
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27		245,000	230,300
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		680,000	697,000
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (B)	3.700	01-15-27		395,000	315,099
Capital markets 0.6%
Guangxi Financial Investment Group Company, Ltd.	3.600	11-18-23		400,000	348,533
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27		180,000	$161,627
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)	5.375	06-01-25		300,000	294,870
Consumer finance 0.3%
Ally Financial, Inc.	7.100	11-15-27		300,000	308,519
Unifin Financiera SAB de CV (A)(C)	9.875	01-28-29		475,000	9,500
Diversified financial services 0.3%
Corebridge Financial, Inc. (6.875% to 9-15-27, then 5 Year CMT + 3.846%) (A)	6.875	12-15-52		450,000	413,036
Insurance 1.9%
Lincoln National Corp. (9.250% to 3-1-28, then 5 Year CMT + 5.318%) (B)	9.250	12-01-27		695,000	729,750
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)	6.000	06-01-25		400,000	387,862
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52		245,000	209,452
Prudential Financial, Inc. (6.000% to 6-1-32, then 5 Year CMT + 3.234%)	6.000	09-01-52		500,000	461,020
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)	6.500	11-13-26		800,000	608,000
Thrifts and mortgage finance 0.1%
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30		125,000	97,451
Health care 2.1%					2,573,322
Health care equipment and supplies 0.1%
Varex Imaging Corp. (A)	7.875	10-15-27		133,000	130,920
Health care providers and services 1.6%
Centene Corp.	3.375	02-15-30		515,000	438,684
DaVita, Inc. (A)	3.750	02-15-31		245,000	180,075
DaVita, Inc. (A)	4.625	06-01-30		400,000	323,792
HCA, Inc.	3.500	09-01-30		435,000	373,869
Rede D’or Finance Sarl (A)	4.500	01-22-30		200,000	172,100
Select Medical Corp. (A)	6.250	08-15-26		330,000	319,394
U.S. Renal Care, Inc. (A)	10.625	07-15-27		250,000	99,538
Pharmaceuticals 0.4%
Organon & Company (A)	5.125	04-30-31		295,000	261,786
Viatris, Inc.	4.000	06-22-50		420,000	273,164
Industrials 5.5%					6,718,361
Aerospace and defense 0.4%
Embraer Netherlands Finance BV (A)	6.950	01-17-28		265,000	263,413
Howmet Aerospace, Inc.	5.950	02-01-37		15,000	14,177
The Boeing Company	5.705	05-01-40		275,000	262,039
Air freight and logistics 0.3%
Simpar Europe SA (A)	5.200	01-26-31		200,000	151,500
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	1,190,000	170,863
Airlines 0.5%
American Airlines, Inc. (A)	5.750	04-20-29		210,000	195,499
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		158,077	153,910
United Airlines, Inc. (A)	4.375	04-15-26		295,000	274,652
Building products 0.4%
Builders FirstSource, Inc. (A)	5.000	03-01-30		500,000	443,527
6	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies 1.5%
Albion Financing 1 SARL (A)	5.250	10-15-26	EUR	100,000	$92,921
Albion Financing 1 SARL (A)	6.125	10-15-26		200,000	177,310
Allied Universal Holdco LLC (A)	6.000	06-01-29		275,000	197,124
Allied Universal Holdco LLC (A)	6.625	07-15-26		330,000	313,500
APX Group, Inc. (A)	6.750	02-15-27		200,000	196,000
Cimpress PLC (A)	7.000	06-15-26		500,000	348,915
Elis SA	1.625	04-03-28	EUR	300,000	266,846
Prime Security Services Borrower LLC (A)	3.375	08-31-27		225,000	197,971
Construction and engineering 0.9%
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29		300,000	232,500
IHS Netherlands Holdco BV (A)	8.000	09-18-27		400,000	330,000
MasTec, Inc. (A)	6.625	08-15-29		160,000	149,200
Tutor Perini Corp. (A)	6.875	05-01-25		240,000	208,883
Williams Scotsman International, Inc. (A)	6.125	06-15-25		211,000	208,890
Electrical equipment 0.2%
Atkore, Inc. (A)	4.250	06-01-31		125,000	105,313
Vertiv Group Corp. (A)	4.125	11-15-28		199,000	171,140
Machinery 0.3%
HTA Group, Ltd. (A)	7.000	12-18-25		205,000	186,657
Madison IAQ LLC (A)	5.875	06-30-29		124,000	91,727
TK Elevator Holdco GmbH (A)	6.625	07-15-28	EUR	117,000	100,686
Road and rail 0.3%
Uber Technologies, Inc. (A)	8.000	11-01-26		400,000	404,554
Trading companies and distributors 0.3%
Alta Equipment Group, Inc. (A)	5.625	04-15-26		125,000	110,188
Ashtead Capital, Inc. (A)	5.500	08-11-32		200,000	191,703
Transportation infrastructure 0.4%
Adani Ports & Special Economic Zone, Ltd.	4.375	07-03-29		200,000	168,040
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27		200,000	169,280
JSW Infrastructure, Ltd. (A)	4.950	01-21-29		200,000	169,433
Information technology 2.4%					2,985,802
Communications equipment 0.1%
CommScope, Inc. (A)	8.250	03-01-27		115,000	98,717
IT services 0.9%
Block, Inc.	3.500	06-01-31		500,000	405,755
Sabre GLBL, Inc. (A)	7.375	09-01-25		179,000	170,498
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25		650,000	575,179
Semiconductors and semiconductor equipment 0.5%
Entegris Escrow Corp. (A)	4.750	04-15-29		324,000	293,247
Qorvo, Inc. (A)	3.375	04-01-31		330,000	264,581
Software 0.6%
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26		141,000	130,214
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28		275,000	249,563
NCR Corp. (A)	5.125	04-15-29		95,000	81,720
NCR Corp. (A)	5.250	10-01-30		185,000	156,037
Ziff Davis, Inc. (A)	4.625	10-15-30		180,000	156,740
Technology hardware, storage and peripherals 0.3%
Seagate HDD Cayman Company	4.125	01-15-31		300,000	234,543
Xerox Holdings Corp. (A)	5.500	08-15-28		210,000	169,008
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Materials 4.2%					$5,100,379
Chemicals 1.1%
Braskem Idesa SAPI (A)	6.990	02-20-32		400,000	283,500
Cydsa SAB de CV (A)	6.250	10-04-27		450,000	411,165
ICL Group, Ltd. (A)	6.375	05-31-38		400,000	396,469
SCIL IV LLC (A)	5.375	11-01-26		200,000	167,548
Construction materials 0.9%
Cemex SAB de CV (A)	3.875	07-11-31		400,000	325,079
Standard Industries, Inc. (A)	5.000	02-15-27		210,000	193,255
West China Cement, Ltd.	4.950	07-08-26		400,000	300,328
Wienerberger AG	2.750	06-04-25	EUR	300,000	298,001
Containers and packaging 0.4%
Ardagh Packaging Finance PLC (A)	5.250	08-15-27		340,000	257,142
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30		150,000	134,850
Graham Packaging Company, Inc. (A)	7.125	08-15-28		120,000	101,450
Metals and mining 1.8%
Adaro Indonesia PT	4.250	10-31-24		250,000	240,423
Chalieco Hong Kong Corp., Ltd. (5.000% to 5-21-23, then 3 Year CMT + 6.380%) (B)	5.000	05-21-23		200,000	198,200
Commercial Metals Company	3.875	02-15-31		195,000	161,503
CSN Resources SA (A)	5.875	04-08-32		202,000	163,874
First Quantum Minerals, Ltd. (A)	7.500	04-01-25		450,000	443,383
Gold Fields Orogen Holdings BVI, Ltd. (A)	6.125	05-15-29		475,000	478,144
JSW Steel, Ltd. (A)	5.050	04-05-32		200,000	153,625
QVC, Inc.	4.375	09-01-28		37,000	24,790
Volcan Cia Minera SAA (A)	4.375	02-11-26		430,000	367,650
Real estate 2.4%					2,915,949
Equity real estate investment trusts 1.1%
American Tower Corp.	3.800	08-15-29		200,000	182,981
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32		245,000	207,023
RHP Hotel Properties LP (A)	4.500	02-15-29		230,000	201,153
RLJ Lodging Trust LP (A)	3.750	07-01-26		142,000	129,163
RLJ Lodging Trust LP (A)	4.000	09-15-29		200,000	167,593
VICI Properties LP (A)	4.625	12-01-29		465,000	421,929
Real estate management and development 1.3%
Agile Group Holdings, Ltd.	6.050	10-13-25		200,000	75,648
Central China Real Estate, Ltd.	7.250	07-16-24		200,000	26,373
Central China Real Estate, Ltd.	7.900	11-07-23		200,000	30,810
China SCE Group Holdings, Ltd.	7.375	04-09-24		200,000	55,700
CIFI Holdings Group Company, Ltd.	6.000	07-16-25		200,000	31,924
Country Garden Holdings Company, Ltd.	3.125	10-22-25		200,000	96,000
Country Garden Holdings Company, Ltd.	5.625	01-14-30		350,000	129,909
Greenland Global Investment, Ltd.	6.750	03-03-26		400,000	80,000
Hopson Development Holdings, Ltd.	6.800	12-28-23		250,000	187,366
KWG Group Holdings, Ltd.	6.000	01-14-24		237,500	78,170
Longfor Group Holdings, Ltd.	3.950	09-16-29		200,000	134,117
New Metro Global, Ltd.	6.800	08-05-23		250,000	187,625
NWD MTN, Ltd.	3.750	01-14-31		200,000	136,375
Powerlong Real Estate Holdings, Ltd.	6.250	08-10-24		200,000	16,200
Redsun Properties Group, Ltd.	9.700	04-16-23		200,000	9,600
RKPF Overseas 2019 A, Ltd.	6.000	09-04-25		200,000	106,157
Sunac China Holdings, Ltd.	7.500	02-01-24		200,000	22,395
Yanlord Land HK Company, Ltd.	6.750	04-23-23		200,000	196,100
Zhenro Properties Group, Ltd. (C)	7.875	04-14-24		200,000	5,638
8	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 4.1%				$5,069,122
Electric utilities 2.5%
Duke Energy Corp. (3.250% to 1-15-27, then 5 Year CMT + 2.321%)	3.250	01-15-82	490,000	347,325
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (B)	5.000	12-15-26	350,000	288,606
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)	5.375	03-15-26	300,000	254,847
Light Servicos de Eletricidade SA (A)	4.375	06-18-26	395,000	325,591
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%)	5.650	05-01-79	800,000	703,675
NRG Energy, Inc. (A)	3.375	02-15-29	100,000	83,085
NRG Energy, Inc. (A)	3.625	02-15-31	160,000	127,944
PPL Capital Funding, Inc. (3 month LIBOR + 2.665%)	6.339	03-30-67	550,000	470,250
Southern California Edison Company (3 month LIBOR + 4.199%) (B)(D)	8.639	01-03-23	450,000	440,558
Gas utilities 0.5%
AmeriGas Partners LP	5.750	05-20-27	400,000	381,600
Superior Plus LP (A)	4.500	03-15-29	245,000	209,218
Independent power and renewable electricity producers 0.9%
Adani Green Energy, Ltd. (A)	4.375	09-08-24	200,000	179,500
India Clean Energy Holdings (A)	4.500	04-18-27	300,000	234,085
JSW Hydro Energy, Ltd. (A)	4.125	05-18-31	177,000	149,954
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (A)(B)	7.000	12-15-26	325,000	290,688
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	320,000	303,946
Multi-utilities 0.2%

Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (B)	4.875	10-15-25	300,000	278,250

Capital preferred securities 0.2%				$258,000
(Cost $292,200)
Financials 0.2%				258,000
Insurance 0.2%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (A)	7.875	12-15-37	240,000	258,000

Term loans (E) 1.4%				$1,647,809
(Cost $1,879,127)
Communication services 0.5%				592,359
Interactive media and services 0.3%
Arches Buyer, Inc., 2021 Term Loan B (F)	TBD	12-06-27	185,000	167,849
Dotdash Meredith, Inc., Term Loan B (1 month SOFR + 4.000%)	7.844	12-01-28	153,450	132,734
Media 0.2%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	9.571	09-01-27	330,000	291,776
Health care 0.4%				536,136
Health care providers and services 0.2%
Cano Health LLC, 2022 Term Loan (1 month SOFR + 4.000%)	8.186	11-23-27	228,200	161,071
Mamba Purchaser, Inc., 2021 Term Loan (1 month LIBOR + 3.250%)	7.266	10-16-28	99,500	95,023
Pharmaceuticals 0.2%
Bausch Health Companies, Inc., 2022 Term Loan B (1 month SOFR + 5.250%)	9.046	02-01-27	377,375	280,042
Industrials 0.4%				422,042
Airlines 0.4%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month LIBOR + 4.750%)	8.993	04-20-28	425,000	422,042
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
Information technology 0.1%				$97,272
Software 0.1%

Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	8.494	02-01-29	128,678	97,272

Collateralized mortgage obligations 0.3%				$407,887
(Cost $410,464)
Commercial and residential 0.3%				407,887
BX Commercial Mortgage Trust
Series 2019-XL, Class F (1 month CME Term SOFR + 2.114%) (A)(D)	5.909	10-15-36	425,000	407,887
Asset backed securities 0.9%				$1,057,756
(Cost $1,221,484)
Asset backed securities 0.9%				1,057,756
Driven Brands Funding LLC
Series 2019-1A, Class A2 (A)	4.641	04-20-49	524,563	472,094
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (A)	4.970	08-25-49	122,813	108,658
Sonic Capital LLC
Series 2020-1A, Class A2II (A)	4.336	01-20-50	197,455	169,674
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	348,807	307,330

	Shares	Value
Common stocks 32.3%		$39,495,321
(Cost $37,928,998)
Communication services 4.6%		5,638,333
Diversified telecommunication services 3.0%
AT&T, Inc.	28,782	554,917
BCE, Inc.	4,578	218,018
Deutsche Telekom AG	11,713	238,274
HKT Trust & HKT, Ltd.	176,627	215,365
Koninklijke KPN NV	79,673	245,098
Proximus SADP	22,196	232,188
Spark New Zealand, Ltd.	78,364	255,475
Swisscom AG	460	248,060
Telefonica SA	65,401	244,121
Telia Company AB	84,008	229,571
Telstra Corp., Ltd.	87,037	236,150
TELUS Corp.	10,227	217,746
Verizon Communications, Inc.	13,923	542,708
Media 1.3%
Comcast Corp., Class A	15,764	577,593
Omnicom Group, Inc.	7,013	559,357
The Interpublic Group of Companies, Inc.	13,178	452,796
Wireless telecommunication services 0.3%
SoftBank Corp.	21,600	235,000
Tele2 AB, B Shares	15,298	135,896
Consumer discretionary 0.5%		555,673
Distributors 0.5%
Genuine Parts Company	3,031	555,673
Consumer staples 6.5%		7,984,977
Beverages 0.9%
PepsiCo, Inc.	2,786	516,831
The Coca-Cola Company	8,795	559,450
10	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Food and staples retailing 0.2%
J Sainsbury PLC	82,539	$222,629
Food products 3.0%
Campbell Soup Company	9,794	525,644
Conagra Brands, Inc.	14,188	538,860
General Mills, Inc.	6,389	544,982
Kellogg Company	6,813	497,008
Mondelez International, Inc., Class A	8,502	574,820
The J.M. Smucker Company	3,447	530,872
Tyson Foods, Inc., Class A	7,558	500,944
Household products 1.6%
Colgate-Palmolive Company	6,521	505,247
Kimberly-Clark Corp.	4,319	585,786
The Clorox Company	2,155	320,341
The Procter & Gamble Company	3,828	570,984
Personal products 0.2%
Unilever PLC	4,956	247,806
Tobacco 0.6%
British American Tobacco PLC	5,670	232,481
Imperial Brands PLC	8,942	229,998
Japan Tobacco, Inc.	13,700	280,294
Energy 1.0%		1,255,248
Oil, gas and consumable fuels 1.0%
Chevron Corp.	2,842	520,967
ENEOS Holdings, Inc.	64,200	216,661
Exxon Mobil Corp.	4,649	517,620
Financials 4.4%		5,444,428
Banks 1.9%
Bank Leumi Le-Israel BM	22,747	208,522
BOC Hong Kong Holdings, Ltd.	67,189	214,467
M&T Bank Corp.	1,226	208,445
Oversea-Chinese Banking Corp., Ltd.	26,100	240,555
The Bank of Nova Scotia	2,713	141,544
The PNC Financial Services Group, Inc.	3,201	538,600
U.S. Bancorp	12,150	551,489
United Overseas Bank, Ltd.	11,800	272,078
Capital markets 0.2%
Daiwa Securities Group, Inc.	50,500	224,069
Diversified financial services 0.2%
Mitsubishi HC Capital, Inc.	48,600	231,871
Insurance 2.1%
Baloise Holding AG	591	89,384
Cincinnati Financial Corp.	4,867	540,042
Erie Indemnity Company, Class A	2,051	579,182
Everest Re Group, Ltd.	759	256,496
MS&AD Insurance Group Holdings, Inc.	8,000	237,450
Sampo OYJ, A Shares	1,727	87,461
Sompo Holdings, Inc.	5,200	229,366
The Allstate Corp.	2,609	349,345
Zurich Insurance Group AG	508	244,062
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	11

	Shares	Value
Health care 4.6%		$5,627,865
Biotechnology 1.4%
AbbVie, Inc.	3,347	539,469
Amgen, Inc.	1,916	548,742
Gilead Sciences, Inc.	7,164	629,214
Health care equipment and supplies 0.4%
Medtronic PLC	5,850	462,384
Health care providers and services 0.4%
Cardinal Health, Inc.	6,740	540,346
Pharmaceuticals 2.4%
Bristol-Myers Squibb Company	6,815	547,108
GSK PLC	13,863	235,727
Johnson & Johnson	2,917	519,226
Merck & Company, Inc.	5,145	566,567
Orion OYJ, Class B	4,376	231,040
Pfizer, Inc.	11,192	561,055
Takeda Pharmaceutical Company, Ltd.	8,400	246,987
Industrials 1.9%		2,279,011
Air freight and logistics 0.5%
United Parcel Service, Inc., Class B	2,973	564,067
Building products 0.1%
Xinyi Glass Holdings, Ltd.	77,756	150,578
Industrial conglomerates 0.6%
3M Company	4,213	530,712
CK Hutchison Holdings, Ltd.	39,112	227,367
Machinery 0.4%
Cummins, Inc.	2,115	531,203
Marine 0.1%
SITC International Holdings Company, Ltd.	47,145	104,584
Trading companies and distributors 0.2%
Sumitomo Corp.	10,400	170,500
Information technology 2.6%		3,210,633
Communications equipment 0.5%
Cisco Systems, Inc.	11,347	564,173
Electronic equipment, instruments and components 0.2%
Venture Corp., Ltd.	19,300	247,798
IT services 1.3%
IBM Corp.	3,789	564,182
Paychex, Inc.	4,320	535,810
The Western Union Company	36,109	529,358
Semiconductors and semiconductor equipment 0.4%
Texas Instruments, Inc.	3,016	544,267
Software 0.2%
Oracle Corp.	3,800	225,045
Materials 0.9%		1,056,202
Chemicals 0.9%
Air Products & Chemicals, Inc.	2,031	629,935
Sumitomo Chemical Company, Ltd.	58,300	212,552
Tosoh Corp.	18,000	213,715
12	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Real estate 1.2%		$1,444,582
Equity real estate investment trusts 1.0%
CapitaLand Ascendas REIT	112,600	232,039
CapitaLand Integrated Commercial Trust	171,800	263,513
Mapletree Logistics Trust	163,000	194,257
Mid-America Apartment Communities, Inc.	3,292	542,785
Real estate management and development 0.2%
CK Asset Holdings, Ltd.	35,417	211,988
Utilities 4.1%		4,998,369
Electric utilities 1.2%
CK Infrastructure Holdings, Ltd.	35,686	180,349
CLP Holdings, Ltd.	28,754	208,652
Endesa SA	13,015	240,840
Eversource Energy	3,114	258,026
Power Assets Holdings, Ltd.	39,652	204,550
Red Electrica Corp. SA	11,658	204,113
The Kansai Electric Power Company, Inc.	22,500	190,980
Gas utilities 0.8%
Atmos Energy Corp.	3,965	476,593
Enagas SA	10,634	192,078
Snam SpA	46,590	237,828
Multi-utilities 2.1%
Algonquin Power & Utilities Corp.	9,500	248,900
Ameren Corp.	6,344	566,646
Canadian Utilities, Ltd., Class A	7,843	214,507
CMS Energy Corp.	9,042	552,195
Dominion Energy, Inc.	7,511	458,997

WEC Energy Group, Inc.	5,680	563,115
Preferred securities 2.2%		$2,746,583
(Cost $3,037,791)
Communication services 0.3%		378,350
Wireless telecommunication services 0.3%
Telephone & Data Systems, Inc., 6.625%	20,125	378,350
Consumer discretionary 0.1%		107,425
Internet and direct marketing retail 0.1%
Qurate Retail, Inc., 8.000%	2,500	107,425
Financials 0.9%		1,153,081
Banks 0.3%
PacWest Bancorp, 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	17,675	453,541
Insurance 0.6%
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%)	26,700	699,540
Industrials 0.1%		154,608
Trading companies and distributors 0.1%
FTAI Aviation, Ltd., 8.250% (8.250% to 6-15-26, then 5 Year CMT + 7.378%)	6,725	154,608
Real estate 0.2%		188,649
Equity real estate investment trusts 0.2%
Pebblebrook Hotel Trust, 6.375%	10,275	188,649
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	13

	Shares	Value
Utilities 0.6%		$764,470
Electric utilities 0.1%
SCE Trust VI, 5.000%	10,564	189,518
Independent power and renewable electricity producers 0.5%
The AES Corp., 6.875%	5,600	574,952

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.6%				$6,844,666
(Cost $6,844,445)
U.S. Government 4.0%				4,944,978
U.S. Treasury Bill	0.242	12-01-22	2,500,000	2,500,000
U.S. Treasury Bill	4.515	05-25-23	2,500,000	2,444,978

	Yield (%)	Shares	Value
Short-term funds 1.6%			1,899,688
John Hancock Collateral Trust (G)	3.8739(H)	190,089	1,899,688

Total investments (Cost $133,113,586) 99.2%	$121,463,649
Other assets and liabilities, net 0.8%	994,378
Total net assets 100.0%	$122,458,027

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso

Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $41,884,847 or 34.2% of the fund’s net assets as of 11-30-22.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 11-30-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 11-30-22:
United States	63.9%
Canada	3.6%
Japan	3.1%
Mexico	2.5%
United Kingdom	2.2%
Hong Kong	2.1%
Luxembourg	2.0%
14	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Singapore	1.7%
China	1.6%
Netherlands	1.5%
Other countries	15.8%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	15

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	282,500	USD	286,577	TD	1/18/2023	$8,532	—
MXN	270,000	USD	13,896	SSB	1/18/2023	—	$(16)
USD	1,514,376	EUR	1,519,325	SSB	1/18/2023	—	(72,758)
USD	545,641	MXN	11,050,000	SSB	1/18/2023	—	(22,426)
						$8,532	$(95,200)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	38.50	Dec 2022	28	2,800	$727	$(4,200)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	39.50	Dec 2022	29	2,900	1,039	(1,638)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	39.00	Dec 2022	23	2,300	736	(1,633)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	39.50	Dec 2022	28	2,800	533	(2,240)
Exchange-traded	iShares MSCI Japan ETF	USD	56.00	Dec 2022	18	1,800	522	(1,305)
							$3,557	$(11,016)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	36.00	Dec 2022	53	5,300	$4,312	$(12,720)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	37.50	Dec 2022	51	5,100	3,569	(332)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	37.00	Dec 2022	52	5,200	4,731	(1,222)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	37.50	Dec 2022	51	5,100	4,848	(1,938)
Exchange-traded	iShares MSCI Japan ETF	USD	54.00	Dec 2022	14	1,400	1,792	(588)
							$19,252	$(16,800)
							$22,809	$(27,816)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
CITI	FTSE 100 Index	GBP	7,625.00	Dec 2022	3	3	$104	$(287)
CITI	Nikkei 225 Index	JPY	28,875.00	Dec 2022	500	500	521	(532)
GSI	FTSE 100 Index	GBP	7,450.00	Dec 2022	2	2	117	(305)
GSI	FTSE 100 Index	GBP	7,500.00	Dec 2022	3	3	164	(380)
GSI	Nikkei 225 Index	JPY	28,375.00	Dec 2022	498	498	530	(76)
GSI	Nikkei 225 Index	JPY	28,750.00	Dec 2022	5	5	6	(2)
							$1,442	$(1,582)
Exchange-traded	EURO STOXX 50 Index	EUR	3,825.00	Dec 2022	3	30	838	(4,383)
Exchange-traded	EURO STOXX 50 Index	EUR	4,025.00	Dec 2022	3	30	798	(1,044)
Exchange-traded	EURO STOXX 50 Index	EUR	4,050.00	Dec 2022	3	30	762	(1,000)
Exchange-traded	FTSE 100 Index	GBP	7,550.00	Dec 2022	1	10	448	(1,287)
Exchange-traded	S&P 500 Index	USD	3,940.00	Dec 2022	3	300	10,384	(40,560)
Exchange-traded	S&P 500 Index	USD	4,100.00	Dec 2022	2	200	7,318	(6,690)
Exchange-traded	S&P 500 Index	USD	4,100.00	Dec 2022	2	200	6,746	(11,930)
Exchange-traded	S&P 500 Index	USD	4,140.00	Dec 2022	3	300	9,132	(15,690)
							$36,426	$(82,584)
Puts
CITI	FTSE 100 Index	GBP	7,450.00	Dec 2022	6	6	$622	$(403)
CITI	Nikkei 225 Index	JPY	28,125.00	Dec 2022	379	379	1,075	(1,560)
GSI	FTSE 100 Index	GBP	7,300.00	Dec 2022	6	6	788	(1)
GSI	FTSE 100 Index	GBP	7,350.00	Dec 2022	6	6	645	(53)
16	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
GSI	Nikkei 225 Index	JPY	27,500.00	Dec 2022	403	403	$1,227	$(66)
GSI	Nikkei 225 Index	JPY	27,875.00	Dec 2022	384	384	988	(687)
							$5,345	$(2,770)
Exchange-traded	EURO STOXX 50 Index	EUR	3,700.00	Dec 2022	4	40	3,008	(15)
Exchange-traded	EURO STOXX 50 Index	EUR	3,900.00	Dec 2022	4	40	3,067	(1,596)
Exchange-traded	EURO STOXX 50 Index	EUR	3,925.00	Dec 2022	4	40	2,935	(2,271)
Exchange-traded	FTSE 100 Index	GBP	7,375.00	Dec 2022	1	10	1,151	(325)
Exchange-traded	S&P 500 Index	USD	3,780.00	Dec 2022	2	200	19,045	(70)
Exchange-traded	S&P 500 Index	USD	3,975.00	Dec 2022	2	200	16,300	(2,870)
Exchange-traded	S&P 500 Index	USD	3,945.00	Dec 2022	2	200	16,386	(5,610)
Exchange-traded	S&P 500 Index	USD	4,000.00	Dec 2022	2	200	16,558	(10,220)
							$78,450	$(22,977)
							$121,663	$(109,913)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	17

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Foreign government obligations	$621,755	—	$621,755	—
Corporate bonds	68,383,872	—	68,383,872	—
Capital preferred securities	258,000	—	258,000	—
Term loans	1,647,809	—	1,647,809	—
Collateralized mortgage obligations	407,887	—	407,887	—
Asset backed securities	1,057,756	—	1,057,756	—
Common stocks	39,495,321	$28,443,889	11,051,432	—
Preferred securities	2,746,583	2,047,043	699,540	—
Short-term investments	6,844,666	1,899,688	4,944,978	—
Total investments in securities	$121,463,649	$32,390,620	$89,073,029	—
Derivatives:
Assets
Forward foreign currency contracts	$8,532	—	$8,532	—
Liabilities
18	|

	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Forward foreign currency contracts	$(95,200)	—	$(95,200)	—
Written options	(137,729)	$(133,377)	(4,352)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	190,089	$4,934,448	$12,249,963	$(15,284,820)	$(397)	$494	$36,092	—	$1,899,688
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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